Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Utilities Operating Expense, Purchased Power under Long-term Contracts	$ 55	$ 40	$ 30
Operating Leases, Rent Expense	5	2	2
Operating Leases, Future Minimum Payments Due, Next Twelve Months	12
Operating Leases, Future Minimum Payments, Due in Two Years	11
Operating Leases, Future Minimum Payments, Due in Three Years	7
Operating Leases, Future Minimum Payments, Due in Four Years	7
Operating Leases, Future Minimum Payments, Due in Five Years	7
Operating Leases, Future Minimum Payments, Due Thereafter	133
Operating Leases, Future Minimum Payments Due	177
Purchase Obligation, Due in Next Twelve Months	15
Unrecorded Unconditional Purchase Obligation, Due within Two Years	4
Unrecorded Unconditional Purchase Obligation, Due within Three Years	3
Unrecorded Unconditional Purchase Obligation, Due within Four Years	3
Unrecorded Unconditional Purchase Obligation, Due within Five Years	2
Unrecorded Unconditional Purchase Obligation, Due after Five Years	26
Purchase Obligation	$ 53